----------------------------
                                                    OMB APPROVAL
                       UNITED STATES                ----------------------------
             SECURITIES AND EXCHANGE COMMISSION     OMB Number: 3235-0456
                   Washington, D.C. 20549           Expires:   August 31, 2000
                                                    Estimated average burden
                                                    hours per response........1
                         FORM 24F-2                 ----------------------------
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

  Read Instructions at end of Form before preparing Form.
                   Please print or type.

--------------------------------------------------------------------------------
1.   Name and address of issuer:
                              CitiFunds Premium Trust
                              125 Broad Street
                              New York, NY 10004

--------------------------------------------------------------------------------
2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
the issuer, check the box but do not list series or classes):         [ ]

                             Citi Premium U.S. Treasury Reserves
                             (formerly CitiFunds Premium U.S. Treasury Reserves)

--------------------------------------------------------------------------------
3.   Investment Company Act File Number:  811-5812


Securities Act File Number:  33-38848


--------------------------------------------------------------------------------
4 (a). Last day of fiscal year for which this Form is filed: August 31, 2001



--------------------------------------------------------------------------------
4 (b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                   N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.
                                   N/A





--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------
5.  Calculation of registration fee:
   (i.) Aggregate sale price of securities sold during the
   fiscal year pursuant to section 24(f):                                                  $977,414,623


(ii.) Aggregate price of securities redeemed or
      repurchased during the fiscal year:                                  $897,090,718

(iii.)Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                                   $0

(iv.) Total available redemption credits [add items 5(ii) and 5(iii)]:                     -$897,090,718

     (v.)Net Sales - if item 5(i) is greater than Item 5(iv)                                $80,323,905
         [subtract item 5(iv) from item 5(i)]:

    -------------------------------------------------------------------------------------
     (vi.) Redemption credits available for use in future years            $0
          - If item 5(i) is less than item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:

    -------------------------------------------------------------------------------------
     (vii.)Multiplier for determining registration fee (See
           Instruction C.9):                                                               x 0.000250

     (viii.)Registration fee due [multiply Item 5(v) by Item
           5(vii)] (enter "0" if no fee is due):                                                     =$20,080.98

---------------------------------------------------------------------------------------------------------------
6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__. If there is a number of shares or other units that were registered pursuant to rule
    24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

---------------------------------------------------------------------------------------------------------------
7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                                                                           +$0


---------------------------------------------------------------------------------------------------------------
8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:                                                                       =$20,080.98


---------------------------------------------------------------------------------------------------------------
9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository

       Method of Delivery:

                          [X]   Wire Transfer on 11/20/01      CIK#0000850628
                          [ ]   Mail or other means
---------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)       /s/ Irving David

                               Irving David, Controller

Date   11/21/01
     Please print the name and title of the signing officer below the signature.